AlphaTrak 500 Fund
Schedule of Portfolio Investments
December 31, 2023 (Unaudited)
1 / December 2023
Issues
Maturity
Date
Principal
Amount Value
BONDS – 77 .21%
ASSET-BACKED SECURITIES — 16 .66% **
Access Group, Inc.,
Series 2015-1, Class A
(SOFR30A plus 0.81%)
6.15% 07/25/56
1,2
$ 7,969 $ 7,845
Aimco CLO 11 Ltd.,
Series 2020-11A, Class AR
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.39%)
6.79% 10/17/34
1,2,3
100,000 100,052
Apidos CLO XII,
Series 2013-12A, Class AR
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.34%)
6.74% 04/15/31
1,2,3
112,123 111,551
Apidos CLO XXII,
Series 2015-22A, Class A1R
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.32%)
6.74% 04/20/31
1,2,3
195,090 195,315
Barings CLO Ltd.,
Series 2018-3A, Class A1
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.21%)
6.63% 07/20/29
1,2,3
25,218 25,244
Barings CLO Ltd.,
Series 2020-4A, Class A
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.48%)
6.90% 01/20/32
1,2,3
90,000 90,117
Carmax Auto Owner Trust,
Series 2020-1, Class C
2.34% 11/17/25 135,000 133,964
Carvana Auto Receivables Trust,
Series 2022-P3, Class A3
4.61% 11/10/27 165,000 163,314
Cedar Funding XII CLO Ltd.,
Series 2020-12A, Class A1R
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.39%)
6.77% 10/25/34
1,2,3
100,000 99,840
Dryden 58 CLO Ltd.,
Series 2018-58A, Class A1
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.26%)
6.66% 07/17/31
1,2,3
147,711 147,822
Dryden XXVI Senior Loan Fund,
Series 2013-26A, Class AR
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.16%)
6.56% 04/15/29
1,2,3
36,891 36,827
Eaton Vance CLO Ltd.,
Series 2020-1A, Class AR
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.43%)
6.83% 10/15/34
1,2,3
150,000 150,189
Issues
Maturity
Date
Principal
Amount Value
ASSET-BACKED SECURITIES (continued)
Exeter Automobile Receivables Trust,
Series 2021-1A, Class D
1.08% 11/16/26 $ 145,000 $ 140,303
Exeter Automobile Receivables Trust,
Series 2022-6A, Class C
6.32% 05/15/28 130,000 130,699
Flagship Credit Auto Trust,
Series 2021-1, Class C
0.91% 03/15/27
1
147,641 143,602
GLS Auto Receivables Issuer Trust,
Series 2020-4A, Class D
1.64% 10/15/26
1
160,000 156,029
GoldenTree Loan Management U.S. CLO 8 Ltd.,
Series 2020-8A, Class AR
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.41%)
6.83% 10/20/34
1,2,3
140,000 139,479
LCM 29 Ltd.,
Series 29A, Class XR
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.06%)
6.46% 04/15/31
1,2,3
22,727 22,724
Madison Park Funding XVII Ltd.,
Series 2015-17A, Class AR2
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.26%)
6.67% 07/21/30
1,2,3
162,753 162,768
Navient Student Loan Trust,
Series 2014-1, Class A3
(SOFR30A plus 0.62%)
5.96% 06/25/31
2
56,512 54,701
Nelnet Student Loan Trust,
Series 2014-3A, Class A
(SOFR30A plus 0.69%)
6.03% 06/25/41
1,2
8,127 7,986
NYACK Park CLO Ltd.,
Series 2021-1A, Class X
(Cayman Islands)
(CME Term SOFR 3-Month plus 0.91%)
6.33% 10/20/34
1,2,3
38,571 38,536
OCP CLO Ltd.,
Series 2017-14A, Class A1A
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.41%)
6.78% 11/20/30
1,2,3
70,060 70,094
Octagon Investment Partners 35 Ltd.,
Series 2018-1A, Class A1A
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.32%)
6.74% 01/20/31
1,2,3
145,495 145,444
OHA Credit Funding 7 Ltd.,
Series 2020-7A, Class AR
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.30%)
6.70% 02/24/37
1,2,3
115,000 114,856

AlphaTrak 500 Fund
Schedule of Portfolio Investments
December 31, 2023 (Unaudited)
December 2023 / 2
Issues
Maturity
Date
Principal
Amount Value
ASSET-BACKED SECURITIES (continued)
Palmer Square CLO Ltd.,
Series 2014-1A, Class A1R2
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.39%)
6.79% 01/17/31
1,2,3
$ 55,158 $ 55,229
Palmer Square CLO Ltd.,
Series 2018-1A, Class A1
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.29%)
6.69% 04/18/31
1,2,3
117,032 117,007
Progress Residential Trust,
Series 2019-SFR3, Class A
2.27% 09/17/36
1
118,226 115,074
Progress Residential Trust,
Series 2019-SFR4, Class A
2.69% 10/17/36
1
99,550 96,934
Rockford Tower CLO Ltd.,
Series 2017-3A, Class A
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.45%)
6.87% 10/20/30
1,2,3
113,072 113,218
Rockford Tower CLO Ltd.,
Series 2018-2A, Class A
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.42%)
6.84% 10/20/31
1,2,3
150,000 150,188
Santander Drive Auto Receivables Trust,
Series 2022-2, Class C
3.76% 07/16/29 160,000 154,112
Santander Drive Auto Receivables Trust,
Series 2022-4, Class C
5.00% 11/15/29 160,000 157,823
SLM Student Loan Trust,
Series 2005-7, Class A4
(SOFR90A plus 0.41%)
5.75% 10/25/29
2
18,458 18,451
SLM Student Loan Trust,
Series 2008-5, Class A4
(SOFR90A plus 1.96%)
7.30% 07/25/23
2
62,557 62,513
SLM Student Loan Trust,
Series 2008-6, Class A4
(SOFR90A plus 1.36%)
6.70% 07/25/23
2
99,303 97,997
SLM Student Loan Trust,
Series 2012-1, Class A3
(SOFR30A plus 1.06%)
6.40% 09/25/28
2
104,524 101,196
SLM Student Loan Trust,
Series 2012-2, Class A
(SOFR30A plus 0.81%)
6.15% 01/25/29
2
61,503 58,911
Sofi Professional Loan Program Trust,
Series 2021-B, Class AFX
1.14% 02/15/47
1
175,394 147,725
Issues
Maturity
Date
Principal
Amount Value
ASSET-BACKED SECURITIES (continued)
Sofi Professional Loan Program, LLC,
Series 2019-A, Class A2FX
3.69% 06/15/48
1
$ 106,803 $ 103,647
Stack Infrastructure Issuer LLC,
Series 2019-2A, Class A2
3.08% 10/25/44
1
60,000 58,347
Stratus CLO Ltd.,
Series 2021-2A, Class A
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.16%)
6.58% 12/28/29
1,2,3
70,320 70,271
Westlake Automobile Receivables Trust,
Series 2022-2A, Class C
4.85% 09/15/27
1
150,000 148,539
Westlake Automobile Receivables Trust,
Series 2023-1A, Class B
5.41% 01/18/28
1
150,000 149,497
World Omni Select Auto Trust,
Series 2023-A, Class C
6.00% 01/16/29 150,000 150,798
Total Asset-Backed Securities
(Cost $4,733,568) 4,716,778
CORPORATES — 29 .40% *
Banking — 9 .18%
Bank of America Corp.
1.73% 07/22/27
4
250,000 229,138
Bank of America Corp.
(MTN)
2.55% 02/04/28
4
235,000 217,974
DNB Bank ASA
(Norway)
0.86% 09/30/25
1,3,4
200,000 193,210
HSBC Holdings PLC
(United Kingdom)
0.98% 05/24/25
3,4
395,000 387,272
ING Groep NV
(Netherlands)
3.87% 03/28/26
3,4
200,000 196,105
Lloyds Banking Group PLC
(United Kingdom)
1.63% 05/11/27
3,4
125,000 114,666
3.57% 11/07/28
3,4
30,000 28,247
NatWest Group PLC
(United Kingdom)
4.27% 03/22/25
3,4
90,000 89,685
PNC Financial Services Group, Inc. (The)
5.58% 06/12/29
4
15,000 15,307
6.62% 10/20/27
4
95,000 98,656
Santander UK Group Holdings PLC
(United Kingdom)
1.09% 03/15/25
3,4
275,000 271,939
U.S. Bancorp
6.79% 10/26/27
4
135,000 141,566
UBS Group AG
(Switzerland)
1.31% 02/02/27
1,3,4
145,000 132,856

AlphaTrak 500 Fund
Schedule of Portfolio Investments
December 31, 2023 (Unaudited)
3 / December 2023
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Banking (continued)
2.59% 09/11/25
1,3,4
$ 50,000 $ 48,926
Wells Fargo & Co.
(MTN)
2.16% 02/11/26
4
355,000 341,828
2.39% 06/02/28
4
100,000 91,636
2,599,011
Communications — 1 .98%
AT&T, Inc.
(CME Term SOFR 3-Month plus 1.44%)
6.81% 06/12/24
2
175,000 175,582
Charter Communications Operating LLC/Charter
Communications Operating Capital
(CME Term SOFR 3-Month plus 1.91%)
7.29% 02/01/24
2
125,000 125,000
Frontier Communications Holdings LLC
8.63% 03/15/31
1
32,000 32,655
Intelsat Jackson Holdings SA
(Luxembourg)
6.50% 03/15/30
1,3
11,000 10,544
Qwest Corp.
7.25% 09/15/25 100,000 97,875
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint
Spectrum Co. III LLC
5.15% 03/20/28
1
42,500 42,331
T-Mobile USA, Inc.
2.63% 04/15/26 79,000 75,211
559,198
Consumer Discretionary — 1 .08%
Bacardi Ltd.
(Bermuda)
4.45% 05/15/25
1,3
100,000 98,686
BAT Capital Corp.
3.56% 08/15/27 105,000 100,343
Imperial Brands Finance PLC
(United Kingdom)
6.13% 07/27/27
1,3
100,000 102,729
Spectrum Brands, Inc.
3.88% 03/15/31
1
5,000 4,544
306,302
Diversified REITs — 1 .07%
American Tower Corp.
3.60% 01/15/28 115,000 109,498
GLP Capital LP/GLP Financing II, Inc.
3.25% 01/15/32 6,000 5,100
5.75% 06/01/28 95,000 95,929
VICI Properties LP/VICI Note Co., Inc.
4.63% 06/15/25
1
95,000 93,390
303,917
Electric — 1 .23%
Alliant Energy Finance LLC
5.95% 03/30/29
1
70,000 72,906
American Electric Power Co., Inc.
2.03% 03/15/24 120,000 119,041
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Electric (continued)
FirstEnergy Transmission LLC
2.87% 09/15/28
1
$ 63,000 $ 57,183
Pennsylvania Electric Co.
4.15% 04/15/25
1
50,000 49,044
5.15% 03/30/26
1
50,000 49,951
348,125
Energy — 1 .41%
Energy Transfer LP
4.25% 04/01/24 150,000 149,455
5.50% 06/01/27 12,000 12,154
Plains All American Pipeline LP/PAA Finance Corp.
4.65% 10/15/25 125,000 123,424
Southern Co. Gas Capital Corp.
3.88% 11/15/25 100,000 97,566
Venture Global LNG, Inc.
9.50% 02/01/29
1
15,000 15,878
398,477
Finance — 6 .23%
American Express Co.
6.34% 10/30/26
4
155,000 158,173
Avolon Holdings Funding Ltd.
(Cayman Islands)
2.53% 11/18/27
1,3
5,000 4,434
Citigroup, Inc.
3.52% 10/27/28
4
290,000 274,455
GGAM Finance Ltd.
(Cayman Islands)
8.00% 02/15/27
1,3
20,000 20,526
Goldman Sachs Group, Inc. (The)
1.54% 09/10/27
4
40,000 36,315
1.95% 10/21/27
4
285,000 260,969
JPMorgan Chase & Co.
0.56% 02/16/25
4
290,000 288,061
0.82% 06/01/25
4
110,000 107,712
1.04% 02/04/27
4
25,000 22,985
1.05% 11/19/26
4
30,000 27,790
Morgan Stanley
(GMTN)
1.51% 07/20/27
4
320,000 292,509
Nationwide Building Society
(United Kingdom)
2.97% 02/16/28
1,3,4
115,000 106,996
UBS Group AG
(Switzerland)
1.49% 08/10/27
1,3,4
180,000 162,795
1,763,720
Food — 0 .30%
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance,
Inc.
(Canada)
5.13% 02/01/28
3
85,000 84,688

AlphaTrak 500 Fund
Schedule of Portfolio Investments
December 31, 2023 (Unaudited)
December 2023 / 4
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Health Care — 3 .00%
1375209 BC Ltd.
(Canada)
9.00% 01/30/28
1,3
$ 20,000 $ 19,517
Amgen, Inc.
5.15% 03/02/28 130,000 132,978
Bayer U.S. Finance II LLC
4.25% 12/15/25
1
165,000 160,859
Catalent Pharma Solutions, Inc.
3.50% 04/01/30
1
57,000 49,649
Embecta Corp.
5.00% 02/15/30
1
45,000 38,286
HCA, Inc.
5.00% 03/15/24 75,000 74,871
5.25% 06/15/26 155,000 155,816
Humana, Inc.
5.70% 03/13/26 70,000 70,067
IQVIA, Inc.
6.25% 02/01/29
1
55,000 57,467
Kedrion SpA
(Italy)
6.50% 09/01/29
1,3
25,000 22,875
ModivCare Escrow Issuer, Inc.
5.00% 10/01/29
1
40,000 32,764
Prestige Brands, Inc.
3.75% 04/01/31
1
40,000 35,011
850,160
Health Care REITs — 0 .33%
Healthcare Reality Holdings LP
3.50% 08/01/26 45,000 43,033
Healthcare Realty Holdings LP
3.63% 01/15/28 55,000 50,771
93,804
Industrials — 0 .37%
Artera Services LLC
9.03% 12/04/25
1
9,000 8,545
General Electric Co.
(MTN)
(CME Term SOFR 3-Month plus 0.64%)
6.03% 05/05/26
2
29,000 28,836
(CME Term SOFR 3-Month plus 0.74%)
6.12% 08/15/36
2
75,000 68,499
105,880
Information Technology — 0 .38%
VMware LLC,
1.00% 08/15/24 110,000 106,860
Insurance — 1 .61%
Athene Global Funding
(SOFR Index plus 0.70%)
6.10% 05/24/24
1,2
85,000 84,948
Guardian Life Global Funding
5.74% 10/02/28
1
125,000 131,525
Nationwide Mutual Insurance Co.
7.94% 12/15/24
1,4
90,000 89,924
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Insurance (continued)
Willis North America, Inc.
4.65% 06/15/27 $ 150,000 $ 148,789
455,186
Materials — 0 .77%
Georgia-Pacific LLC
3.60% 03/01/25
1
115,000 113,108
International Flavors & Fragrances, Inc.
1.83% 10/15/27
1
55,000 48,243
2.30% 11/01/30
1
70,000 57,939
219,290
Retail — 0 .06%
Michaels Cos., Inc. (The)
5.25% 05/01/28
1
20,000 15,827
Services — 0 .06%
Waste Pro USA, Inc.
5.50% 02/15/26
1
18,000 17,345
Specialized REITs — 0 .34%
Extra Space Storage LP
2.20% 10/15/30 110,000 91,658
2.40% 10/15/31 5,000 4,126
95,784
Total Corporates
(Cost $8,278,398) 8,323,574
MORTGAGE-BACKED — 30 .25% **
Non-Agency Commercial Mortgage-Backed — 7 .11%
1345 Avenue of the Americas & Park Avenue Plaza Trust,
Series 2005-1, Class A3
5.28% 08/10/35
1
32,780 31,676
ACAM Ltd.,
Series 2019-FL1, Class A
(Cayman Islands)
(CME Term SOFR 1-Month plus 1.51%)
6.87% 11/17/34
1,2,3
4,158 4,170
BANK,
Series 2018-BN14, Class A2
4.13% 09/15/60 49,278 48,126
Beast Mortgage Trust,
Series 2021-SSCP, Class A
(CME Term SOFR 1-Month plus 0.86%)
6.23% 04/15/36
1,2
250,000 245,315
BFLD Trust,
Series 2020-EYP, Class A
(CME Term SOFR 1-Month plus 1.26%)
6.63% 10/15/35
1,2
125,000 94,323
BX Commercial Mortgage Trust,
Series 2021-CIP, Class A
(CME Term SOFR 1-Month plus 1.04%)
6.40% 12/15/38
1,2
130,000 127,423

AlphaTrak 500 Fund
Schedule of Portfolio Investments
December 31, 2023 (Unaudited)
5 / December 2023
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Commercial Mortgage-Backed (continued)
BX Trust,
Series 2021-SDMF, Class A
(CME Term SOFR 1-Month plus 0.70%)
6.07% 09/15/34
1,2
$ 116,063 $ 113,557
Citigroup Commercial Mortgage Trust,
Series 2015-GC29, Class AAB
2.98% 04/10/48 14,241 14,098
Citigroup Commercial Mortgage Trust,
Series 2015-P1, Class AAB
3.47% 09/15/48 16,590 16,325
Cold Storage Trust,
Series 2020-ICE5, Class A
(CME Term SOFR 1-Month plus 1.01%)
6.37% 11/15/37
1,2
108,129 107,489
Commercial Mortgage Trust,
Series 2012-CR4, Class XA (IO)
1.14% 10/15/45
4
65,302 4
Commercial Mortgage Trust,
Series 2015-PC1, Class A4
3.62% 07/10/50 46,333 45,369
Credit Suisse Mortgage Capital Certificates,
Series 2019-ICE4, Class A
(CME Term SOFR 1-Month plus 1.03%)
6.39% 05/15/36
1,2
244,392 244,053
GS Mortgage Securities Trust,
Series 2010-C1, Class X (IO)
0.45% 08/10/43
1,4
1,508,457 2,502
JPMBB Commercial Mortgage Securities Trust,
Series 2013-C17, Class XA (IO)
0.33% 01/15/47
4
200,987 8
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2013-LC11, Class XA (IO)
0.94% 04/15/46
4
161,020 741
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2015-JP1, Class XA (IO)
0.88% 01/15/49
4,5,6
602,266 8,102
LB-UBS Commercial Mortgage Trust,
Series 2006-C6, Class XCL (IO)
0.43% 09/15/39
1,4
303,520 1,128
MF1 Ltd.,
Series 2020-FL4, Class A
(CME Term SOFR 1-Month plus 1.81%)
7.18% 11/15/35
1,2
112,490 112,739
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2014-C14, Class XA (IO)
0.81% 02/15/47
4
30,566 1
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2015-C26, Class ASB
3.32% 10/15/48 27,024 26,517
One New York Plaza Trust,
Series 2020-1NYP, Class A
(CME Term SOFR 1-Month plus 1.06%)
6.43% 01/15/36
1,2
94,000 89,874
Queens Center Mortgage Trust,
Series 2013-QCA, Class B
3.38% 01/11/37
1
150,000 135,155
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Commercial Mortgage-Backed (continued)
SREIT Trust,
Series 2021-MFP, Class A
(CME Term SOFR 1-Month plus 0.85%)
6.21% 11/15/38
1,2
$ 239,216 $ 235,337
TMSQ Mortgage Trust,
Series 2014-1500, Class XA (IO)
0.15% 10/10/36
1,4
14,000,000 6,689
UBS-Barclays Commercial Mortgage Trust,
Series 2012-C3, Class XB (IO)
0.18% 08/10/49
1,4,5,6
199,136 41
Wells Fargo Commercial Mortgage Trust,
Series 2014-LC16, Class A4
3.55% 08/15/50 56,074 55,810
Wells Fargo Commercial Mortgage Trust,
Series 2017-SMP, Class A
(CME Term SOFR 1-Month plus 0.92%)
6.28% 12/15/34
1,2
200,000 182,002
WF-RBS Commercial Mortgage Trust,
Series 2014-C20, Class A4
3.72% 05/15/47 47,231 47,231
WF-RBS Commercial Mortgage Trust,
Series 2014-C25, Class XA (IO)
0.78% 11/15/47
4
4,840,748 17,395
2,013,200
Non-Agency Mortgage-Backed — 6 .47%
Alternative Loan Trust,
Series 2007-22, Class 2A16
6.50% 09/25/37 192,554 74,799
Asset-Backed Funding Certificates,
Series 2004-OPT4, Class M1
(CME Term SOFR 1-Month plus 1.01%)
6.37% 02/25/34
2
71,474 71,269
Banc of America Funding Trust,
Series 2015-R7, Class 1A1
(Federal Reserve US 12-Month Cumulative Average plus
0.92%)
3.30% 09/26/46
1,2
15,930 15,959
Centex Home Equity Loan Trust,
Series 2005-B, Class M2
(CME Term SOFR 1-Month plus 0.76%)
6.12% 03/25/35
2
57,935 57,440
Centex Home Equity Loan Trust,
Series 2005-D, Class M4
(CME Term SOFR 1-Month plus 1.03%)
6.39% 10/25/35
2
12,476 12,482
CIM Trust,
Series 2019-R1, Class A
3.25% 10/25/58
1,4
79,920 70,870
CIM Trust,
Series 2021-R3, Class A1A
1.95% 06/25/57
1,4
98,019 86,327
Citigroup Mortgage Loan Trust, Inc.,
Series 2005-HE4, Class M2
(CME Term SOFR 1-Month plus 0.79%)
6.15% 10/25/35
2
112,929 108,531

AlphaTrak 500 Fund
Schedule of Portfolio Investments
December 31, 2023 (Unaudited)
December 2023 / 6
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Citigroup Mortgage Loan Trust, Inc.,
Series 2007-WFH3, Class M1
(CME Term SOFR 1-Month plus 0.50%)
5.86% 06/25/37
2
$ 77,163 $ 75,698
Countrywide Asset-Backed Certificates Trust,
Series 2007-13, Class 2A1
(CME Term SOFR 1-Month plus 1.01%)
6.37% 10/25/47
2
55,847 50,408
Countrywide Home Loan Mortgage Pass-Through Trust,
Series 2005-9, Class 1A1
(CME Term SOFR 1-Month plus 0.71%)
6.07% 05/25/35
2
37,373 31,301
Credit-Based Asset Servicing and Securitization LLC,
Series 2003-CB1, Class AF (STEP-reset date 02/25/24)
3.95% 01/25/33 4,244 3,943
DSLA Mortgage Loan Trust,
Series 2004-AR3, Class 2A2A
(CME Term SOFR 1-Month plus 0.85%)
6.21% 07/19/44
2
1,809 1,656
First Franklin Mortgage Loan Trust,
Series 2006-FF4, Class A3
(CME Term SOFR 1-Month plus 0.67%)
4.76% 03/25/36
2
12,001 11,898
GMACM Mortgage Corp. Loan Trust,
Series 2006-AR1, Class 1A1
3.36% 04/19/36
4
59,648 46,262
HarborView Mortgage Loan Trust,
Series 2005-9, Class 2A1A
(CME Term SOFR 1-Month plus 0.79%)
6.15% 06/20/35
2
96,120 89,219
HSI Asset Securitization Corp. Trust,
Series 2007-WF1, Class 1A1
(CME Term SOFR 1-Month plus 0.43%)
5.79% 05/25/37
2
20,456 20,384
IndyMac Index Mortgage Loan Trust,
Series 2004-AR5, Class 2A1A
(CME Term SOFR 1-Month plus 0.97%)
6.33% 08/25/34
2
5,916 5,016
IndyMac Index Mortgage Loan Trust,
Series 2006-AR4, Class A1A
(CME Term SOFR 1-Month plus 0.53%)
5.89% 05/25/46
2
65,972 59,226
IndyMac Index Mortgage Loan Trust,
Series 2007-AR1, Class 2A1
3.94% 06/25/37
4
56,111 35,029
JPMorgan Mortgage Acquisition Trust,
Series 2005-WMC1, Class M3
(CME Term SOFR 1-Month plus 0.82%)
6.18% 09/25/35
2
119,605 115,340
Morgan Stanley ABS Capital I, Inc. Trust,
Series 2007-HE7, Class A2B
(CME Term SOFR 1-Month plus 1.11%)
6.47% 07/25/37
2
47,615 46,512
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Option One Mortgage Loan Trust 2005-4 Asset-Backed
Certificates,
Series 2005-4, Class M2
(CME Term SOFR 1-Month plus 0.80%)
6.16% 11/25/35
2
$ 67,480 $ 61,987
PRPM LLC,
Series 2021-3, Class A1 (STEP-reset date 01/25/24)
1.87% 04/25/26
1
119,757 115,010
PRPM LLC,
Series 2021-6, Class A1 (STEP-reset date 01/25/24)
1.79% 07/25/26
1
56,215 54,734
Residential Asset Mortgage Products Trust,
Series 2004-SL1, Class A2
8.50% 11/25/31 4,078 1,354
Residential Asset Mortgage Products Trust,
Series 2006-NC3, Class M1
(CME Term SOFR 1-Month plus 0.45%)
5.98% 03/25/36
2
71,694 68,878
Structured Asset Mortgage Investments II Trust,
Series 2006-AR1, Class 3A1
(CME Term SOFR 1-Month plus 0.57%)
5.93% 02/25/36
2
35,698 29,533
Terwin NIMs Trust,
Series 2004-13AL, Class 2PX (IO)
0.34% 08/25/34
1,5,6
1,292,468 14,805
VOLT CIII LLC,
Series 2021-CF1, Class A1 (STEP-reset date 01/25/24)
1.99% 08/25/51
1
80,101 75,608
VOLT XCIX, LLC,
Series 2021-NPL8, Class A1 (STEP-reset date 01/25/24)
2.12% 04/25/51
1
140,717 136,325
WaMu Mortgage Pass-Through Certificates,
Series 2002-AR6, Class A
(Federal Reserve US 12-Month Cumulative Average plus
1.40%)
6.41% 06/25/42
2
1,002 918
WaMu Mortgage Pass-Through Certificates,
Series 2005-AR8, Class 2AB2
(CME Term SOFR 1-Month plus 0.95%)
6.31% 07/25/45
2
85,215 80,158
Wells Fargo Home Equity Asset-Backed Securities Trust,
Series 2005-4, Class M3
(CME Term SOFR 1-Month plus 0.86%)
6.22% 12/25/35
2
100,000 98,494
Wells Fargo Mortgage-Backed Securities Trust,
Series 2003-I, Class A1
6.07% 09/25/33
4
5,302 5,149
1,832,522
U.S. Agency Commercial Mortgage-Backed — 1 .21%
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series K044, Class X1 (IO)
0.74% 01/25/25
4
1,085,703 6,557

AlphaTrak 500 Fund
Schedule of Portfolio Investments
December 31, 2023 (Unaudited)
7 / December 2023
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
U.S. Agency Commercial Mortgage-Backed (continued)
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series K054, Class X1 (IO)
1.15% 01/25/26
4
$ 3,400,045 $ 64,301
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series K732, Class X3 (IO)
2.17% 05/25/46
4
250,000 7,582
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series KC05, Class X1 (IO)
1.22% 06/25/27
4
914,070 20,870
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series KF88, Class AL
(SOFR30A plus 0.44%)
5.78% 09/25/30
2
116,071 114,999
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series KJ31, Class A1
0.57% 05/25/26 7,545 7,488
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series KS07, Class X (IO)
0.61% 09/25/25
4
2,833,355 27,916
Ginnie Mae,
Series 2014-157, Class C
3.15% 10/16/54
4
98,500 94,218
343,931
U.S. Agency Mortgage-Backed — 15 .46%
Fannie Mae Pool AL0851
6.00% 10/01/40 1,544 1,625
Fannie Mae REMICS,
Series 2002-21, Class FB
(SOFR30A plus 1.01%)
6.35% 04/25/32
2
12,211 12,290
Fannie Mae REMICS,
Series 2002-53, Class FY
(SOFR30A plus 0.61%)
5.95% 08/25/32
2
57,241 57,147
Fannie Mae REMICS,
Series 2003-11, Class FA
(SOFR30A plus 1.11%)
6.45% 09/25/32
2
2,825 2,870
Fannie Mae REMICS,
Series 2003-81, Class FE
(SOFR30A plus 0.61%)
5.95% 09/25/33
2
21,089 21,031
Fannie Mae REMICS,
Series 2006-48, Class FL
(SOFR30A plus 0.51%)
5.85% 06/25/36
2
27,624 27,412
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Fannie Mae REMICS,
Series 2006-8, Class NF
(SOFR30A plus 0.48%)
5.82% 03/25/36
2
$ 22,377 $ 22,128
Fannie Mae REMICS,
Series 2008-12, Class FA
(SOFR30A plus 0.78%)
6.12% 03/25/38
2
75,789 75,713
Fannie Mae REMICS,
Series 2010-109, Class PF
(SOFR30A plus 0.51%)
5.85% 10/25/40
2
2,457 2,429
Fannie Mae REMICS,
Series 2010-74, Class AF
(SOFR30A plus 0.65%)
5.99% 07/25/37
2
24,430 24,304
Freddie Mac REMICS,
Series 2684, Class F
(SOFR30A plus 1.01%)
6.35% 01/15/33
2
2,534 2,566
Freddie Mac REMICS,
Series 3231, Class FB
(SOFR30A plus 0.46%)
5.80% 10/15/36
2
45,304 44,712
Freddie Mac Strips,
Series 263, Class F5
(SOFR30A plus 0.61%)
5.95% 06/15/42
2
7,279 7,194
Ginnie Mae (TBA)
4.50% 01/20/54 150,000 146,414
5.00% 01/20/54 350,000 347,984
5.50% 01/20/54 150,000 150,984
Ginnie Mae,
Series 2023-113, Class FD
(SOFR30A plus 1.35%)
6.50% 08/20/53
2
147,708 146,728
Ginnie Mae,
Series 2023-116, Class FL
(SOFR30A plus 1.15%)
6.49% 08/20/53
2
148,472 149,102
UMBS (TBA)
3.50% 01/01/39 175,000 168,588
4.00% 01/01/39 275,000 269,844
4.00% 01/01/54 550,000 520,267
4.50% 01/01/39 275,000 273,603
4.50% 01/01/54 825,000 800,636
5.00% 01/01/39 575,000 578,504
5.00% 01/01/54 350,000 346,308
5.50% 01/01/54 175,000 175,766
4,376,149
Total Mortgage-Backed
(Cost $9,230,590) 8,565,802

AlphaTrak 500 Fund
Schedule of Portfolio Investments
December 31, 2023 (Unaudited)
December 2023 / 8
Issues
Maturity
Date
Principal
Amount Value
MUNICIPAL BONDS — 0 .90% *
Maryland — 0 .19%
City of Baltimore General Obligation, School Improvements,
Series C
5.00% 10/15/25 $ 55,000 $ 55,208
Massachusetts — 0 .20%
Commonwealth of Massachusetts Revenue Bonds, Series B
4.11% 07/15/31 56,504 55,751
New York — 0 .51%
New York City Transitional Finance Authority Future Tax
Secured Revenue Bonds, Public Improvements, Series A2
2.15% 05/01/25 150,000 144,607
Total Municipal Bonds
(Cost $265,169) 255,566
Total Bonds — 77 .21%
(Cost $22,507,725)
21,861,720
Issues Shares Value
COMMON STOCK — 0 .08%
Communications — 0 .08%
Intelsat Emergence SA
3,5,6,7
(Luxembourg) 773 22,417
Total Common Stock
(Cost $25,883)
Issues Shares Value
MUTUAL FUNDS — 16 .44%
Mutual Funds — 16 .44%
iShares Core S&P 500 ETF 9,744 4,654,027
Total Mutual Funds
(Cost $4,285,158)
Issues
Maturity
Date
Principal
Amount / Shares Value
SHORT-TERM INVESTMENTS — 15 .19%
Money Market Funds — 2 .02%
Fidelity Investments Money Market Funds - Government
Portfolio
5.25%
8
22,236 22,236
Morgan Stanley Institutional Liquidity Funds - Government
Portfolio
5.27%
8
550,000 550,000
572,236
Issues
Maturity
Date
Principal
Amount/Shares Value
SHORT-TERM INVESTMENTS (continued)
U.S. Treasury Bills — 13 .17%
U.S. Treasury Bills (WI)
5.31%
9
04/16/24 $ 300,000 $ 295,454
5.34%
9
05/16/24 3,500,000 3,433,161
3,728,615
Total Short-Term Investments
(Cost $4,299,386) 4,300,851
Total Investments - 108.92%
(Cost $31,118,152) 30,839,015
Liabilities in Excess of Other Assets - (8.92)% (2,526,248)
Net Assets - 100.00% $ 28,312,767
1
Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
2
Floating rate security. The rate disclosed was in effect at December 31, 2023.
3
Foreign denominated security issued by foreign domiciled entity.
4
Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.
5
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
6
Illiquid security as determined under procedures approved by the Board of Trustees. The aggregate value of illiquid securities is $45,365, which is 0.16% of total net assets.
7
Non-income producing security.
8
Represents the current yield as of December 31, 2023.
9
Represents annualized yield at date of purchase.
*
Securities with a call or reset feature will have an effective maturity date sooner than the stated maturity.
**
Securities backed by mortgage or consumer loans where payment is periodically made will have an effective maturity date sooner than the stated maturity date.
Note: For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for more meaningful presentation for investors.
(CLO): Collateralized Loan Obligation
(ETF): Exchange-Traded Fund
(GMTN): Global Medium-Term Note
(IO): Interest Only
(MTN): Medium-Term Note
(REIT): Real Estate Investment Trust
(S&P): Standard & Poor’s
(SOFR): Secured Overnight Financing Rate
(STEP): Step Coupon Bond
(TBA): To-Be-Announced
(WI): When Issued
Description
Number of
Contracts Expiration Date Notional Amount Value
Unrealized
Appreciation
FUTURES CONTRACTS: LONG POSITIONS
S&P 500 E-mini Index 98 03/15/24 $ 23,613,100 $ 870,787 $ 870,787

AlphaTrak 500 Fund
Schedule of Portfolio Investments
December 31, 2023 (Unaudited)
9 / December 2023
SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund:
Net Asset Value
The Net Asset Value (“NAV”) of each class of the Fund is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of the class of the Fund on each business day as of 4 p.m. ET.
Security Valuation
Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees (the "Board" or the "Board of Trustees") has designated the Adviser as the "valuation designee" with respect to the fair valuation of the Fund's portfolio securities, subject to oversight by and periodic reporting to the Board. Fixed income securities for which market quotations are readily available were valued during the period at prices as provided by independent pricing vendors or broker quotes. The Fund received pricing information from independent pricing vendors selected and overseen by the valuation designee. Securities with a demand feature exercisable within one to seven days are valued at par. The Fund also uses a benchmark pricing system to the extent vendors’ prices for their securities are either inaccurate (such as when the reported prices are different from recent known market transactions) or are not available from another pricing source. For a security priced using this system, the Adviser initially selects a proxy composed of a relevant security (e.g.,
U.S. Treasury Note) or benchmark (e.g., LIBOR) and a multiplier, divisor or margin that the Adviser believes would together best reflect changes in the market value of the security. The value of the security changes daily based on changes to the market price of the assigned benchmark. The benchmark pricing system is continuously reviewed by the Adviser and implemented according to the pricing policy reviewed by the Board. S&P 500 Index futures contracts are valued at the first sale price after 4 p.m. ET on the
Chicago Mercantile Exchange. All other futures contracts are valued at the official settlement price of the exchange on which those securities are traded. Equity securities, including depository receipts, are valued at the last reported sale price or the market’s closing price on the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the average of the bid and ask prices. In cases where equity securities are traded on more than one exchange, the securities are valued on the exchange or market determined by the Adviser to be the broadest and most representative market, which may be either a securities exchange or the over-the-counter market. Equity options are valued at the average of the bid and ask prices. Securities and other assets that could not be valued as described above were valued at their fair value as determined by the Adviser in accordance with procedures approved by and under the general oversight of the Board.
Investments in registered open-ended investment companies, including those classified as money market funds, are valued based upon the reported NAV of such investments.
Fair value methods used by the Adviser included, but were not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influence the market in which the investments are purchased and sold. These securities are either categorized as
Level 2 or 3 depending on the relevant inputs used. In the event that the security or asset could not be valued pursuant to one of the valuation methods used by the Adviser, the value of the security or asset was determined in good faith by the Adviser, as the valuation designee. When the Fund uses these fair valuation methods that use significant unobservable inputs to determine NAV, securities will be priced by a method that the Adviser believes accurately reflects fair value and are categorized as Level 3 of the fair value hierarchy. These methods may require subjective determinations about the value of a security. While the Fund’s policy is intended to result in a calculation of its NAV that fairly reflects security values as of the time of pricing, the Fund cannot guarantee that values determined by the Adviser would accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold.
Fair Value Measurements
Various inputs are used in determining the fair value of investments, which are as follows:
* Level 1 - unadjusted quoted prices in active markets for identical securities
* Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
* Level 3 - significant unobservable inputs that are not corroborated by observable market data

AlphaTrak 500 Fund
Schedule of Portfolio Investments
December 31, 2023 (Unaudited)
December 2023 / 10
The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized as Level 3.
In periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to liquidity of investments, could cause a security to be reclassified between Level 1, Level 2, or Level 3.
In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
The summary of inputs used to value the Fund’s investments and other financial instruments carried at fair value as of December
31, 2023 is as follows:
ALPHATRAK 500 FUND
LEVEL 1 LEVEL 2 LEVEL 3 TOTAL
Investments in Securities
Assets:
Short-Term Investments:
Money Market Funds $ 572,236 $ — $ — $ 572,236
U.S. Treasury Bills 3,728,615 — — 3,728,615
Long-Term Investments:
Asset-Backed Securities — 4,716,778 — 4,716,778
Common Stock — — 22,417 22,417
Corporates — 8,323,574 — 8,323,574
Mortgage-Backed Securities — 8,542,854 22,948 8,565,802
Municipal Bonds — 255,566 — 255,566
Mutual Funds 4,654,027 — — 4,654,027
Other Financial Instruments
*
Assets:
Equity contracts 870,787 — — 870,787
Total $ 9,825,665 $ 21,838,772 $ 45,365 $ 31,709,802
*Other financial instruments include futures. Equity contracts include futures.

AlphaTrak 500 Fund
Schedule of Portfolio Investments
December 31, 2023 (Unaudited)
11 / December 2023
Certain securities held by the Funds are categorized as Level 3 investments. Their prices may be derived by utilizing unobservable prior transaction values or information from third party valuation services. The value of Level 3 investments could be significantly affected by changes in these unobservable inputs.
For the period ended December 31, 2023 a reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of
Level 3 investments for which significant unobservable inputs were used in determining fair value:
ALPHATRAK
500 FUND
COMMON
STOCK
MORTGAGE-
BACKED
SECURITIES TOTAL
Balance as of
April 1, 2023 $ 20,072 $ 29,904 $ 49,976
Accrued discounts/premiums — (8,778) (8,778)
Realized gain (loss) — — —
Change in unrealized appreciation* 2,324 1,822 4,146
Purchases 21 — 21
Sales — — —
Transfers into Level 3** — — —
Transfers out of Level 3** — — —
Balance as of
December 31, 2023
$ 22,417 $ 22,948 $ 45,365
*The change in unrealized appreciation (depreciation) on securities still held at December 31, 2023 was $4,146 and is included in the related net realized gains (losses) and net change in appreciation (depreciation) in the Statements of Operations.
**There were no transfers between level 2 and 3 for the period ended December 31, 2023.
Significant unobservable valuations inputs for Level 3 investments as of December 31, 2023, are as follows:
ALPHATRAK 500 FUND
FAIR VALUE AT
12/31/23
VALUATION
TECHNIQUE* UNOBSERVABLE INPUT RANGE
WEIGHTED
AVERAGE
INPUT TO
VALUATION
IF INPUT
INCREASES
Common Stock $22,417 Third-Party Vendor Vendor Prices $0.00 - $101.91 $29.00 Increase
Mortgage-Backed
Securities-Non-Agency $14,805 Third-Party Vendor Vendor Prices $1.15 $1.15 Increase
Mortgage-Backed Securities-
Non-Agency Commercial $8,143 Third-Party Vendor Vendor Prices $0.02 - $1.35 $1.34 Increase
Mortgage-Backed Securities-
U.S. Agency Commercial $— Broker Quote Offered Quote $— $— Increase
* The valuation technique employed on the Level 3 securities involves the use of vendor prices, broker quotes and benchmark pricing. The Adviser monitors the third-party brokers and vendors using the valuation process.